JOINT VENTURE PARTNERSHIPS AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Investments in unconsolidated joint venture partnerships and equity method investment
Condensed unconsolidated financial information for joint venture partnerships and equity method investments is shown in the following table.

As of December 31:	2015	2014
Current assets	$22.6	$66.0
Other assets	19.2	43.3
Total assets	$41.8	$109.3
Current liabilities	$17.3	$28.2
Other liabilities	1.3	1.4
Total liabilities	18.6	29.6
Partners' equity	23.2	79.7
Total liabilities and partners’ equity	$41.8	$109.3

For the period January 1 - December 31:	2015	2014	2013
Net revenues	$213.7	$283.8	$255.2
Gross profit	54.3	81.3	84.1
Net earnings	20.1	31.0	37.7
At December 31, 2015 the Company had investments in the following unconsolidated joint venture partnerships and equity method investments:

Locations	Net Investment	Interest Owned
Joint Venture Partnerships:
Alberta, Canada (2)	$44.0	43.37%
Florence, South Carolina	10.4	49.00%
Equity Method Investments:
Various	3.8	various